Corporate Information	12 Months Ended
Sep. 30, 2025
Corporate Information [Abstract]
CORPORATE INFORMATION

1. CORPORATE INFORMATION

Golden Heaven Group Holdings Ltd. (the “Company”) is a holding company incorporated on January 22, 2020, under the laws of the Cayman Islands. The Company has no substantive operations other than holding all of the outstanding equity of Golden Heaven Management Ltd. (“Golden Heaven BVI”), which was established under the laws of the British Virgin Islands on February 18, 2020.

Golden Heaven BVI is a holding company holding all of the outstanding equity of Golden Heaven Group Management Limited (“Golden Heaven HK”), which was established in Hong Kong on February 26, 2020. Golden Heaven HK is a holding company holding all of the outstanding equity of Nanping Golden Heaven Amusement Park Management Co., Ltd. (“Golden Heaven WFOE”), which was established on December 14, 2020 under the laws of the People’s Republic of China (“PRC” or “China”).

Golden Heaven WFOE, through its wholly owned subsidiaries, namely, Changde Jinsheng Amusement Development Co., Ltd., Qujing Jinsheng Amusement Investment Co., Ltd., Tongling Jinsheng Amusement Investment Co., Ltd., Yuxi Jinsheng Amusement Development Co., Ltd., Yueyang Jinsheng Amusement Development Co., Ltd., Mangshi Jinsheng Amusement Park Co., Ltd., each a PRC company, engages in the management and operation of urban amusement parks, water parks, and complementary recreational facilities. Our revenue is primarily generated from selling access to rides and attractions, charging fees for special event rentals, and collecting regular rental payments from commercial tenants.

On September 19, 2024, the Company has authorized and approved a 1-for-50 reverse stock split of the Company’s authorized Class A shares of common stock from 1,800,000,000 shares to 36,000,000 shares, par value of $0.005 per share and Class B shares of common stock from 300,000,000 shares to 6,000,000 shares, par value of $0.005 per share.

On April 22, 2025, the Company’s shareholders approved (1) the increase of the Company’s authorized share capital from US$10,030,000 divided into: (i) 2,000,000,000 Class A Ordinary Shares of par value of US$0.005 each, and (ii) 6,000,000 Class B Ordinary Shares of par value of US$0.005 each, to US$200,600,000 divided into 40,000,000,000 Class A Ordinary Shares of US$0.005 par value each and 120,000,000 Class B Ordinary Shares of US$0.005 par value each (the “Share Capital Increase”); and (2) upon completion of the Share Capital Increase, the Company’s authorized share capital of US$200,600,000 divided into 40,000,000,000 Class A Ordinary Shares of US$0.005 par value each and 120,000,000 Class B Ordinary Shares of US$0.005 par value each, be consolidated by consolidating each 250 Shares of the Company, or such lesser whole share amount as the Board may determine in its sole discretion, such amount not to be less than 2, into 1 Share of the Company, with such consolidated Shares having the same rights and being subject to the same restrictions (save as to par value) as the existing Shares of such class as set out in the Company’s memorandum and articles of association (the “Share Consolidation”). On April 23, 2025, the Board passed the resolutions that the authorised, issued and outstanding Shares shall be consolidated on a 25 for 1 ratio, which shall have the effect of reducing the number of: (i) authorized Class A ordinary shares from 40,000,000,000 Class A ordinary shares with a par value of US$0.005 per share to 1,600,000,000 Class A ordinary shares with a par value of US$0.125 per share; (ii) authorized Class B ordinary shares from 120,000,000 Class B ordinary shares with a par value of US$0.005 per share to 4,800,000 Class B ordinary shares with a par value of US$0.125 per share. The Share Consolidation was effective on May 9, 2025.

On August 12, 2025, Class A ordinary shares from 48,000,000,000 Class A ordinary shares with a par value of US$0.125 per share to 3,200,000,000 Class A ordinary shares with a par value of US$1.875 per share; Class B ordinary shares from 144,000,000 Class B ordinary shares with a par value of US$0.125 per share to 9,600,000 Class B ordinary shares with a par value of US$1.875 per share.